Operating Leases (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jan. 01, 2018 m²
Operating Leases [Abstract]
Office and warehouse square meters (in Square Meters) | m²			3,627
Lease agreement period			10 years
Over lease agreement period	10 years
Discount rate, percentage	5.40%
Remaining lease term	3 years 9 months
Operating Lease [Member]
Operating Leases [Abstract]
Operating lease expenses (in Dollars) | $	$ 69,819	$ 73,034